Change of presentation of expenses and IFRS 3 adjustment - change in the statement of income (Details) - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Net sales	kr 64,047		kr 113,781		kr 229,347
Research and development expenses	(96,290)	kr (75,020)	(209,633)	kr (165,097)	(357,485)
Marketing and selling expenses	(113,272)	(58,368)	(207,169)	(77,794)	(179,603)
Administrative expenses	(58,907)	(26,004)	(107,438)	(65,357)	(210,630)
Other operating expenses	(3,374)	(390)	(5,853)	(2,315)	(6,344)
Operating loss	(209,844)	(159,398)	(418,210)	(310,179)	(524,456)
Net financial income/(expenses)	17,754	(5,814)	14,686	8,793	11,083
Loss before income tax	(192,090)	(165,212)	(403,525)	(301,386)	(513,373)
Income tax	(339)	1,054	4,048	4,356	3,836
Loss for the period	kr (192,429)	kr (164,157)	kr (399,477)	(297,030)	(509,537)
Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Net sales					229,347
Research and development expenses				(165,097)	(357,485)
Marketing and selling expenses				(77,794)	(179,603)
Administrative expenses				(65,357)	(210,629)
Other operating expenses				(1,931)	(6,085)
Operating loss				(310,179)	(524,456)
Net financial income/(expenses)				8,793	11,083
Loss before income tax				(301,386)	(513,373)
Income tax				4,356	3,836
Loss for the period				(297,030)	(509,537)
Previously reported | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Net sales					229,347
Research and development expenses				(165,097)	(357,485)
Administrative expenses				(143,151)	(390,232)
Other operating expenses				(1,931)	(6,085)
Operating loss				(310,179)	(524,456)
Net financial income/(expenses)				8,793	11,083
Loss before income tax				(301,386)	(513,373)
Income tax				11,445	3,836
Loss for the period				(289,940)	(509,537)
Adjustment | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Income tax				(7,089)
Loss for the period				(7,089)
Re-classification | Voluntary Changes Presenting Marketing And Selling Expenses Separately From Administrative Expenses [Member]
Disclosure of voluntary change in accounting policy [line items]
Marketing and selling expenses				(77,794)	(179,603)
Administrative expenses				kr 77,794	kr 179,603